SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Summary of Property and Equipment, Net
Property and equipment—net composed of the following:

	March 31, 2024	December 31, 2023
Computer equipment	$518,456	$356,939
Furniture and fixtures	91,125	91,125
Leasehold improvements	22,687	22,418
Property and equipment—gross	632,268	470,482
Less: accumulated depreciation	(84,707)	(69,762)
Property and equipment—net	$547,561	$400,720
Property and equipment are stated at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Estimated Useful Life
Computer equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and equipment—net composed of the following:

	December 31, 2023	December 31, 2022
Computer equipment	$356,939	$—
Furniture and fixtures	91,125	19,444
Leasehold improvements	22,418	5,902
Property and equipment—gross	470,482	25,346
Less: accumulated depreciation	(69,762)	(6,729)
Property and equipment—net	$400,720	$18,617

Disaggregation of Revenue	The disaggregation of the Company’s revenue by major sources is as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
Portfolio servicing revenue:
Related party serving revenue	$185,185	$213,447
Portfolio servicing revenue	32,750	89,424
Total portfolio servicing revenue	217,935	302,871
Active management revenue:
Investment income from life insurance policies
held using the investment method	500,000	8,392,334
Revenue from fee-based services and realized and unrealized gains
from life insurance policies held using the fair value method	19,296,999	1,578,184
Total active management revenue	19,796,999	9,970,518
Origination revenue:
Agent	557,500	—
Broker	883,250	—
Client direct	31,500	—
Total origination revenue	1,472,250	—
Total revenue	$21,487,184	$10,273,389
The following table presents a disaggregation of the Company’s revenue by major sources as follows:

	Years Ended December 31,
	2023	2022
Agent	$1,750,911	$—
Broker	2,148,141	—
Client direct	304,848	—
Total	$4,203,900	$—

Schedule of Contract Liabilities	The balances of contract liabilities arising from originated contracts with customers were as follows:

	March 31, 2024	December 31, 2023
Contract liabilities, deposits on pending settlements	$667,500	$507,000
Total contract liabilities	$667,500	$507,000
The balances of contract liabilities arising from contracts with customers were as follows:

	December 31, 2023	December 31, 2022
Contract liabilities—beginning of year	$—	$—
Additions to Contract Liabilities	507,000	—
Recognition of revenue deferred in the prior year	—	—
Contract liabilities—end of year	$507,000	$—